Stock-Based Compensation - Summarizes Information with Respect to Stock Options Outstanding (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Shares	1,140,000	915,000
Outstanding Options, Weighted Average Remaining Contractual Term	9 years 9 months 4 days	9 years 11 months 8 days
Exercisable Options, Shares	33,000	33,000
Exercisable Options, Weighted Average Exercise Price	$ 3.21	$ 3.21
Range of Exercise Prices - Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Exercise price	$ 3.21	$ 3.21
Outstanding Options, Shares	915,000	915,000
Outstanding Options, Weighted Average Remaining Contractual Term	9 years 8 months 12 days	9 years 11 months 8 days
Exercisable Options, Shares	33,000	33,000
Exercisable Options, Weighted Average Exercise Price	$ 3.21	$ 3.21
Range of Exercise Prices - Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Exercise price	$ 4.30
Outstanding Options, Shares	225,000
Outstanding Options, Weighted Average Remaining Contractual Term	9 years 11 months 26 days
Exercisable Options, Shares	0
Exercisable Options, Weighted Average Exercise Price	$ 0